Financial instruments (Tables)	12 Months Ended
Dec. 31, 2011
Financial instruments [Abstract]
Interest rates and maturities long-term floating rate notes and discount rates and credit losses modeled

	December 31, 2011	December 31, 2010
Probability weighted-average coupon interest rate	0.8%	0.8%
Weighted-average discount rate	6.1%	7.1%
Expected repayments of long-term floating rate notes	Approximately 5 years	Approximately 6 years
Credit losses	MAV 2 eligible asset notes:	MAV 2 eligible asset notes:
	nil	1% to 100%
		MAV 3 Class 9 Traditional
		Asset Tracking notes: 1%

Change in original cost and estimated fair value of the Company's long-term floating rate notes

	2011		2010
(in millions of Canadian dollars)	Original cost	Estimated fair value	Original cost	Estimated fair value
As at January 1	$117	$70	$129	$70
Redemption of notes	(12)	–	(12)	(8)
Accretion	–	5	–	6
Change in market assumptions	–	4	–	2

As at December 31	$105	$79	$117	$70

Sensitivity analysis

Sensitivity analysis is presented below for key assumptions at December 31, 2011:

(in millions of Canadian dollars)	Change in fair value of long-term floating rate notes
Coupon interest rate
50 basis point increase	$1
50 basis point decrease	$(1)
Discount rate
50 basis point increase	$(2)
50 basis point decrease	$2

Fair values derivatives instruments on the consolidated balance sheets

The following table summarizes the fair values derivatives instruments on the Consolidated Balance Sheets at December 31, 2011 and December 31, 2010:

		Asset Derivatives		Liability Derivatives
		As at December 31,		As at December 31,
(in millions of Canadian dollars)	Balance Sheet Location	2011	2010	2011	2010
Derivatives designated as hedging instruments
Diesel future contracts	Other current assets	$–	$4	$–	$–
	Accounts payable and accrued liabilities	–	–	3	–
FX forward contracts	Other assets	6	–	–	–
	Other long-term liabilities	–	–	–	2
Derivatives not designated as hedging instruments
Total return swap	Accounts payable and accrued liabilities	–	–	3	6

		$6	$4	$6	$8

Information on the location and amounts of gains and losses, before tax, related to derivatives

The following table summarizes information on the location and amounts of gains and losses, before tax, related to derivatives on the Consolidated Statements of Income and in Comprehensive (loss) income for the years 2011, 2010, and 2009:

	Location of gain (loss) recognized in income on derivatives	Amount of gain (loss) recognized in income on derivatives			Amount of gain (loss) recognized in other comprehensive loss on derivatives
(in millions of Canadian dollars)		2011	2010	2009	2011	2010	2009

Derivatives designated as hedging instruments
Effective portion
Crude oil swaps	Fuel expense	$–	$–	$4	$–	$–	$(3)
Diesel future contracts	Fuel expense	8	3	(5)	(7)	1	6
FX forward contracts	Other income and charges	8	(1)	–	–	(1)	–
Interest rate swaps	Net interest expense	5	4	6	–	–	–
	Other income and charges	2	–	6	–	–	–
Treasury rate locks	Net interest expense	–	(2)	(4)	–	2	4

Derivatives not designated as hedging instruments
Total return swaps	Compensation and benefits	3	12	19	–	–	–
FX forward contracts	Other income and charges	–	–	(23)	–	–	–
Treasury rate locks	Net interest expense	–	–	(1)	–	–	–
		$26	$16	$2	$(7)	$2	$7

Information on the effective and ineffective portions, before tax, of the Company's net investment hedge

The following table summarizes information on the effective and ineffective portions, before tax, of the Company’s net investment hedge on the Consolidated Statements of Income and in Comprehensive (loss) income for the years ended 2011, 2010 and 2009.

	Location of ineffective portion recognized in income	Ineffective portion recognized in income gain (loss)			Effective portion recognized in other comprehensive loss
(in millions of Canadian dollars)		2011	2010	2009	2011	2010	2009

FX on LTD within net investment hedge	Other income and charges	$–	$3	$ (2)	$ (59)	$142	$ 247